Restatement of Previously Issued Financial Statements	3 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—RESTATEMENT OF PREVIOUSLY ISSUED FINANCAL STATEMENTS
On April 12, 2021, the staff of the SEC issued a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on December 17, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value re-measurement.
Impact of the Restatement
The impact of the restatement on the balance sheets, statement of operations and statement of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$376,847,694	$—	$376,847,694

Liabilities and shareholders’ equity
Total current liabilities	$1,067,726	$—	$1,067,726
Deferred legal fees	—		—
Deferred underwriting commissions	13,081,250	—	13,081,250
Derivative warrant liabilities	—	27,249,130	27,249,130

Total liabilities	14,148,976	27,249,130	41,398,106
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	357,698,710	(27,249,130)	330,449,580
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	161	272	433
Class B ordinary shares—$0.0001 par value	934	—	934
Additional paid-in-capital	5,126,604	4,704,238	9,830,842
Accumulated deficit	(127,691)	(4,704,510)	(4,832,201)

Total shareholders’ equity	5,000,008	—	5,000,008

Total liabilities and shareholders’ equity	$376,847,694	$—	$376,847,694

	Period From October 16, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(127,691)	$—	$(127,691)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(3,758,500)	(3,758,500)
Transaction costs—derivative warrant liabilities	—	(946,010)	(946,010)
Net gain from investments held in Trust Account	—	—	—

Total other (expense) income	—	(4,704,510)	(4,704,510)

Net loss	$(127,691)	$(4,704,510)	$(4,832,201)

Basic and Diluted weighted-average Class A ordinary shares outstanding	37,375,000	—	37,375,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,429,688	—	8,429,688
Basic and Diluted net loss per Class B share	$(0.02)	$(0.55)	$(0.57)

	Period From October 16, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(127,691)	$(4,704,510)	$(4,832,201)
Change in fair value of derivative warrant liabilities	—	3,758,500	3,758,500
Transaction costs - derivative warrant liabilities	—	946,010	946,010
In addition, the impact to the balance sheet dated December 17, 2020, filed on Form
8-K
on December 23, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in an $23.5 million increase to the derivative warrant liabilities line item at December 17, 2020 and offsetting decrease to the Class A ordinary shares subject to possible redemption mezzanine equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.